DEBT (Schedule of Notes Payable - SBA Loan) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total		$ 1,410,270
Less current portion		(627,465)
Long-term portion		782,805
Related Party [Member] | SBA Loan [Member]
Debt Instrument [Line Items]
Total		$ 1,410,270
Interest Rate		1.00%